Restructuring Restructuring (Tables)	12 Months Ended
Sep. 30, 2013
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table summarizes the 2013 Restructuring activity for the twelve months ended September 30, 2013.

				Utilized
	October 1, 2012	Charge to Income	Other (a)	Cash	Non-Cash	September 30, 2013
Severance & Termination Related Costs	$—	$49.3	$(0.1)	$(32.9)	$—	$16.3
Asset Impairment/Accelerated Depreciation	—	42.9	—	—	(42.9)	—
Other Costs	2.8	47.1	—	(45.6)	—	4.3
Total	$2.8	$139.3	$(0.1)	$(78.5)	$(42.9)	$20.6
(a) Includes the impact of currency translation.